Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
Prepaid insurance premiums	$39,000	$66,000
Security deposit	20,000	-
Other	26,000	29,000
Prepaid expenses and other current assets	$85,000	$95,000